Investment Strategy - RAREVIEW HUMANOID ROBOTICS ETF	Aug. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities issued by Humanoid Robotics Companies (as defined below), including common stocks and depository receipts (including American Depositary Receipts (“ADRs”)). Humanoid robotics refers to the field of designing and building robots that resemble and function similarly to humans. Humanoid robots typically have a human-like structure, including a head, torso, arms and legs, and are equipped with advanced sensors, artificial intelligence and actuators to interact with their environment in a human-like manner.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Humanoid Robotics Companies. Humanoid Robotics Companies are issuers that derive at least 50% of their revenue from, or commit at least 50% of their assets to, one or more of the following activities: (1) the manufacture of humanoid robotics; or (2) development, production or supply of critical hardware software or other enabling technology essential to humanoid robots (e.g., precision actuators, AI locomotion stacks, tactile sensors, power systems) (“Critical Technological Input”).

A company qualifies as a Humanoid Robotics Company if it meets one of the two criteria below:

●	Commercial Production: has achieved commercial production of a fully-functional humanoid robot or Critical Technological Input, and derives at least 50% of its revenue from, or commits at least 50% of its assets to, such activities.

●	Prototype Stage: has produced a fully-functional prototype of a humanoid robot or Critical Technological Input and is actively progressing toward commercial production, and derives at least 50% of its revenue from, or commits at least 50% of its assets to, such activities.

In seeking to achieve the Fund’s investment objective, the Adviser constructs the portfolio pursuant to its own proprietary security selection methodology. In general, the Adviser’s methodology prioritizes companies with higher levels of “thematic relevance,” which is based upon its research on individual companies’ public disclosures (e.g., 10-K filings, company presentations, capital markets day presentations, etc.) and other publicly available sources (e.g., sell-side research, financial news, etc.). In evaluating the thematic relevance, the Adviser considers factors such as: (i) the proportion of revenue, research and development expenditure, or capital investment attributable to humanoid robotics or Critical Technological Input; (ii) the stage of development of the company’s humanoid robotics or Critical Technological Input products (e.g., commercial production versus prototype); (iii) the strategic importance of humanoid robotics or Critical Technological Input to the company’s stated business plan; and (iv) the competitive positioning and technological differentiation of the company’s humanoid robotics or Critical Technological Input offerings. The Fund will also only invest in those companies with a minimum market capitalization of $500 million and an average daily trading volume of at least $1,000,000. The Adviser rebalances the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts and ADRs. Such companies may be small-, mid- or large-capitalization issuers.

Some of the ADRs to which the Fund may have exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors (such as the Fund) with exposure to Chinese companies where direct foreign ownership is prohibited or limited. Investments in VIEs come with additional risks that are described in the section entitled “Principal Risks.” The Fund may derive investment exposure to Chinese companies through investments in China A Shares. China A-Shares represent equity securities of companies incorporated in mainland China and traded on the Shanghai and Shenzhen stock exchanges.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the group of industries comprising the industrials, information technology and consumer discretionary sectors, collectively. The Fund may invest in an affiliated money market fund that is also advised by the Adviser.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Humanoid Robotics Companies.